Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in property, plant, and equipment:
Balance, beginning of period	€ 3,836,010
Additions - depreciation	(717,650)	€ (631,423)	€ (622,706)
Balance, ending of period	4,190,281	3,836,010
Contractual commitments for acquisition of property, plant and equipment	€ 62,787
Minimum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	1 year
Maximum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	5 years
Less than 1 year
Changes in property, plant, and equipment:
Contractual commitments for acquisition of property, plant and equipment	€ 60,190
Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	8,507,399	7,655,397
Foreign currency translation	135,956	218,702
Changes in consolidation group	99,048	2,895
Additions	981,955	958,600
Reclassifications	(31,738)	(27,933)
Disposals	(335,253)	(300,262)
Balance, ending of period	9,357,367	8,507,399	7,655,397
Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(4,671,389)	(4,163,626)
Foreign currency translation	(68,462)	(126,591)
Changes in consolidation group	15,335	6,051
Additions - depreciation	(717,650)	(631,423)
Reclassifications	21,270	14,742
Disposals	253,810	229,458
Balance, ending of period	(5,167,086)	(4,671,389)	(4,163,626)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	57,592
Balance, ending of period	62,660	57,592
Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	58,887	56,540
Foreign currency translation	802	2,299
Changes in consolidation group	2,824	358
Additions	466	605
Reclassifications	3,153	490
Disposals	(2,140)	(1,405)
Balance, ending of period	63,992	58,887	56,540
Land | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(1,295)	(1,239)
Foreign currency translation	(19)	(38)
Additions - depreciation	(20)
Disposals	2	(18)
Balance, ending of period	(1,332)	(1,295)	(1,239)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,493,651
Balance, ending of period	1,591,617	1,493,651
Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	3,311,704	2,881,688
Foreign currency translation	65,782	108,998
Changes in consolidation group	10,648	692
Additions	43,560	67,272
Reclassifications	296,276	328,718
Disposals	(83,533)	(75,664)
Balance, ending of period	3,644,437	3,311,704	2,881,688
Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(1,818,053)	(1,580,103)
Foreign currency translation	(32,818)	(65,251)
Changes in consolidation group	8,312	1,484
Additions - depreciation	(255,683)	(221,866)
Reclassifications	(8,805)	786
Disposals	54,227	46,897
Balance, ending of period	(2,052,820)	(1,818,053)	(1,580,103)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	1,743,197
Balance, ending of period	2,026,722	1,743,197
Machinery and equipment | Subject to operating leases
Changes in property, plant, and equipment:
Balance, beginning of period	731,427
Balance, ending of period	775,601	731,427
Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	4,541,906	4,174,027
Foreign currency translation	59,529	96,766
Changes in consolidation group	86,743	(2,576)
Additions	569,352	465,117
Reclassifications	127,613	29,325
Disposals	(245,487)	(220,753)
Balance, ending of period	5,139,656	4,541,906	4,174,027
Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(2,798,709)	(2,538,436)
Foreign currency translation	(34,291)	(58,817)
Changes in consolidation group	7,023	4,278
Additions - depreciation	(461,947)	(400,439)
Reclassifications	(24,591)	13,986
Disposals	199,581	180,719
Balance, ending of period	(3,112,934)	(2,798,709)	(2,538,436)
Machinery, equipment and rental equipment under capitalized leases
Changes in property, plant, and equipment:
Balance, beginning of period	36,402
Balance, ending of period		36,402
Machinery, equipment and rental equipment under capitalized leases | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	89,734	80,916
Foreign currency translation	2,151	3,880
Changes in consolidation group		(98)
Additions		6,259
Reclassifications	(91,885)	665
Disposals		(1,888)
Balance, ending of period		89,734	80,916
Machinery, equipment and rental equipment under capitalized leases | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(53,332)	(43,848)
Foreign currency translation	(1,334)	(2,485)
Changes in consolidation group		289
Additions - depreciation		(9,118)
Reclassifications	54,666	(30)
Disposals		1,860
Balance, ending of period		(53,332)	(43,848)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	505,168
Balance, ending of period	509,282	505,168
Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	505,168	462,226
Foreign currency translation	7,692	6,759
Changes in consolidation group	(1,167)	4,519
Additions	368,577	419,347
Reclassifications	(366,895)	(387,131)
Disposals	(4,093)	(552)
Balance, ending of period	509,282	505,168	€ 462,226
ARGENTINA
Changes in property, plant, and equipment:
Balance, beginning of period	16,858
Balance, ending of period	28,032	16,858
ARGENTINA | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	37,633
Balance, ending of period	57,304	37,633
ARGENTINA | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(20,775)
Balance, ending of period	(29,272)	(20,775)
ARGENTINA | Land
Changes in property, plant, and equipment:
Balance, beginning of period	1,581
Balance, ending of period	2,307	1,581
ARGENTINA | Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	1,581
Balance, ending of period	2,307	1,581
ARGENTINA | Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	8,121
Balance, ending of period	12,850	8,121
ARGENTINA | Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	13,575
Balance, ending of period	20,652	13,575
ARGENTINA | Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(5,454)
Balance, ending of period	(7,802)	(5,454)
ARGENTINA | Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	6,500
Balance, ending of period	11,767	6,500
ARGENTINA | Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	21,821
Balance, ending of period	33,237	21,821
ARGENTINA | Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(15,321)
Balance, ending of period	(21,470)	(15,321)
ARGENTINA | Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	656
Balance, ending of period	1,108	656
ARGENTINA | Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	656
Balance, ending of period	€ 1,108	€ 656